Lease (Tables)	12 Months Ended
Dec. 31, 2019
Lease
Summary of minimum lease payments

The following table sets forth the Company's minimum lease payments in future periods:

Twelve Months Ending December 31,	Lease payments
RMB
2020	43,491
2021	39,625
2022	32,767
2023	15,815
Total lease payments	131,698
Less: discount	(8,259)
Present value of lease liabilities	123,439